3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

falcoj@pepperlaw.com

June 27, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 101 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”) in connection with the Trust’s annual update of its Registration Statement in order to incorporate certain material changes into the Prospectus and Statement of Additional Information (“SAI”) for the Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (formerly, Bradesco Brazilian Hard Currency Bond Fund), each a series of the Trust (the “Funds”).  Specifically, the Funds’ Prospectus and SAI have been revised in connection with the change to the name, investment strategy and 80% policy of the Bradesco Latin American Hard Currency Bond Fund.

Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust’s Registration Statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for the Funds as well as to make any other non-material changes.

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Please call the undersigned at 215-981-4659 or John M. Ford, Esq. of this office at 215-981-4009 with any questions regarding the Amendment.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss
Joseph V. Del Raso, Esq.
John M. Ford, Esq.